Schedule of Investments (unaudited)	iShares® U.S. Tech Breakthrough Multisector ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 10.5%
Agenus Inc.(a)	26,862	$103,150
Allogene Therapeutics Inc.(a)	10,064	173,503
Arcturus Therapeutics Holdings Inc.(a)	2,839	127,613
BioCryst Pharmaceuticals Inc.(a)	23,373	348,959
Bluebird Bio Inc.(a)	8,700	203,667
Blueprint Medicines Corp.(a)	7,571	851,662
Editas Medicine Inc.(a)	9,052	332,389
Exelixis Inc.(a)	40,873	879,178
Fate Therapeutics Inc.(a)(b)	11,727	630,913
FibroGen Inc.(a)	11,059	122,976
Gilead Sciences Inc.	164,688	10,684,957
Inovio Pharmaceuticals Inc.(a)(b)	28,963	206,796
Intellia Therapeutics Inc.(a)	7,900	1,050,542
Invitae Corp.(a)	26,702	707,603
IVERIC bio Inc.(a)	10,338	182,983
Ligand Pharmaceuticals Inc.(a)	2,135	311,582
MacroGenics Inc.(a)	8,321	162,509
Moderna Inc.(a)(b)	44,921	15,507,178
Regeneron Pharmaceuticals Inc.(a)	13,342	8,538,079
Sangamo Therapeutics Inc.(a)	17,560	142,587
Sarepta Therapeutics Inc.(a)	9,991	790,588
Seagen Inc.(a)	23,667	4,173,202
SpringWorks Therapeutics Inc.(a)	4,975	333,624
Twist Bioscience Corp.(a)	5,715	678,942
Vaxart Inc.(a)	15,971	107,165
Vir Biotechnology Inc.(a)	8,294	312,933
ZIOPHARM Oncology Inc.(a)(b)	36,043	54,065
		47,719,345
Capital Markets — 0.2%
Blucora Inc.(a)	1,711	28,266
Donnelley Financial Solutions Inc.(a)	870	33,339
MarketAxess Holdings Inc.	967	395,184
Open Lending Corp., Class A(a)	2,600	81,952
Tradeweb Markets Inc., Class A	2,703	240,837
Virtu Financial Inc., Class A	2,531	62,971
		842,549
Communications Equipment — 0.4%
Calix Inc.(a)	6,839	428,053
Juniper Networks Inc.	40,429	1,193,464
		1,621,517
Consumer Finance — 0.0%
Enova International Inc.(a)	919	29,812
Green Dot Corp., Class A(a)	1,254	53,120
OneMain Holdings Inc.	2,446	129,173
World Acceptance Corp.(a)	163	30,219
		242,324
Diversified Telecommunication Services — 0.1%
Lumen Technologies Inc.	49,754	590,082

Electrical Equipment — 0.3%
AMETEK Inc.	10,412	1,378,549

Electronic Equipment, Instruments & Components — 0.2%
Cognex Corp.	7,729	676,983
FARO Technologies Inc.(a)	848	62,387
		739,370
Entertainment — 6.1%
Netflix Inc.(a)	19,738	13,625,339
Security	Shares	Value

Entertainment (continued)
Walt Disney Co. (The)(a)	82,197	$13,897,047
		27,522,386
Equity Real Estate Investment Trusts (REITs) — 2.2%
CoreSite Realty Corp.	2,681	381,935
CyrusOne Inc.	8,935	732,849
Digital Realty Trust Inc.	20,610	3,252,464
Equinix Inc.	6,543	5,476,949
		9,844,197
Health Care Equipment & Supplies — 1.3%
Intuitive Surgical Inc.(a)	15,950	5,760,023

Household Durables — 0.0%
iRobot Corp.(a)	1,258	104,942

Interactive Media & Services — 9.0%
Alphabet Inc., Class A(a)	6,633	19,639,783
fuboTV Inc.(a)(b)	4,957	147,768
Meta Platforms Inc, Class A(a)	48,061	15,551,098
Pinterest Inc., Class A(a)	24,397	1,089,082
Snap Inc., Class A, NVS(a)	44,216	2,324,877
Twitter Inc.(a)	35,198	1,884,501
		40,637,109
Internet & Direct Marketing Retail — 6.1%
Amazon.com Inc.(a)	4,952	16,700,273
eBay Inc.	48,044	3,685,936
Etsy Inc.(a)	9,255	2,320,136
MercadoLibre Inc.(a)	3,228	4,780,733
		27,487,078
IT Services — 13.3%
Akamai Technologies Inc.(a)	20,036	2,112,997
Alliance Data Systems Corp.	1,288	109,802
Euronet Worldwide Inc.(a)	1,320	148,091
Evo Payments Inc., Class A(a)	2,019	43,772
Fastly Inc., Class A(a)(b)	7,432	376,134
Fidelity National Information Services Inc.	16,115	1,784,575
Fiserv Inc.(a)	15,707	1,546,982
FleetCor Technologies Inc.(a)	2,132	527,478
Global Payments Inc.	7,657	1,094,874
GoDaddy Inc., Class A(a)	7,555	522,579
I3 Verticals Inc., Class A(a)	1,447	32,398
International Business Machines Corp.	65,429	8,185,168
Jack Henry & Associates Inc.	1,927	320,807
Mastercard Inc., Class A	22,873	7,674,349
MongoDB Inc.(a)	4,226	2,202,972
Okta Inc.(a)	15,445	3,817,695
PayPal Holdings Inc.(a)	30,706	7,141,909
Repay Holdings Corp.(a)	1,983	41,663
Shift4 Payments Inc., Class A(a)(b)	1,165	73,546
Snowflake Inc., Class A(a)	19,022	6,730,745
Square Inc., Class A(a)	10,082	2,565,869
Switch Inc., Class A.	7,503	189,676
Twilio Inc., Class A(a)	11,729	3,417,361
Visa Inc., Class A	44,192	9,358,540
WEX Inc.(a)	1,239	185,478
		60,205,460
Life Sciences Tools & Services — 0.1%
NanoString Technologies Inc.(a)	6,121	295,644
Personalis Inc.(a)	5,906	115,876
		411,520

Schedule of Investments (unaudited) (continued)	iShares® U.S. Tech Breakthrough Multisector ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 0.0%
Altra Industrial Motion Corp.	2,905	$151,496
Proto Labs Inc.(a)	1,410	84,332
		235,828
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp.	16,565	1,438,836
CACI International Inc., Class A(a)	2,897	833,293
ManTech International Corp./VA, Class A	3,391	292,372
Science Applications International Corp.	7,184	644,980
		3,209,481
Semiconductors & Semiconductor Equipment — 13.4%
Advanced Micro Devices Inc.(a)	54,777	6,585,839
Analog Devices Inc.	16,660	2,890,344
CEVA Inc.(a)	1,164	53,090
Intel Corp.	182,887	8,961,463
Lattice Semiconductor Corp.(a)	6,103	423,792
Microchip Technology Inc.	24,282	1,799,053
NVIDIA Corp.	90,321	23,092,370
QUALCOMM Inc.	51,054	6,792,224
Silicon Laboratories Inc.(a)(b)	1,987	375,066
Texas Instruments Inc.	41,783	7,833,477
Xilinx Inc.	11,120	2,001,600
		60,808,318
Software — 30.6%
A10 Networks Inc.(a)	7,881	147,296
ACI Worldwide Inc.(a)	3,082	94,556
Adobe Inc.(a)	21,567	14,026,314
Alarm.com Holdings Inc.(a)	5,688	479,271
Altair Engineering Inc., Class A(a)	2,027	157,680
Alteryx Inc., Class A(a)	4,260	311,789
ANSYS Inc.(a)	3,936	1,494,027
Appian Corp.(a)	2,906	288,885
Autodesk Inc.(a)(b)	9,933	3,154,820
Avalara Inc.(a)	2,180	391,615
Bentley Systems Inc., Class B(b)	7,440	440,076
Bill.com Holdings Inc.(a)	2,000	588,620
Black Knight Inc.(a)	3,966	278,056
Blackline Inc.(a)	1,353	171,655
Bottomline Technologies DE Inc.(a)	1,335	61,811
Citrix Systems Inc.	15,348	1,453,916
CommVault Systems Inc.(a)	3,259	200,428
Crowdstrike Holdings Inc., Class A(a)	24,227	6,827,169
Datto Holding Corp.(a)	2,130	50,907
DocuSign Inc.(a)	23,703	6,596,308
Domo Inc., Class B(a)	2,108	186,242
Dropbox Inc., Class A(a)	21,905	667,883
Duck Creek Technologies Inc.(a)(b)	1,804	56,826
Ebix Inc.	783	25,690
Everbridge Inc.(a)(b)	4,657	741,907
Fair Isaac Corp.(a)	2,059	819,894
Fortinet Inc.(a)	17,011	5,721,480
Guidewire Software Inc.(a)	2,188	275,097
HubSpot Inc.(a)	3,239	2,624,335
Intuit Inc.	6,948	4,349,379
MANDIANT Inc.(a)	28,952	504,923
McAfee Corp., Class A	9,941	212,439
Microsoft Corp.	63,308	20,994,199
MicroStrategy Inc., Class A(a)(b)	570	407,584
nCino Inc.(a)	1,773	128,826
Nutanix Inc., Class A(a)	14,030	481,369
Security	Shares	Value

Software (continued)
Oracle Corp.	127,447	$12,227,265
Palantir Technologies Inc., Class A(a)	102,353	2,648,896
Palo Alto Networks Inc.(a)	11,829	6,022,026
Pegasystems Inc.	2,883	342,270
Ping Identity Holding Corp.(a)	5,615	159,073
Progress Software Corp.	3,166	162,764
PTC Inc.(a)	4,762	606,441
Q2 Holdings Inc.(a)(b)	1,473	115,572
Qualys Inc.(a)	4,161	517,961
Rapid7 Inc.(a)(b)	6,592	848,720
SailPoint Technologies Holdings Inc.(a)	11,229	538,767
salesforce.com Inc.(a)	65,457	19,616,808
ServiceNow Inc.(a)	14,409	10,054,024
Splunk Inc.(a)(b)	12,018	1,980,807
Sprout Social Inc., Class A(a)	3,026	386,360
SS&C Technologies Holdings Inc.	5,851	464,979
Sumo Logic Inc.(a)	5,186	89,562
Tenable Holdings Inc.(a)	11,188	595,761
Teradata Corp.(a)	7,800	441,168
Varonis Systems Inc.(a)	12,907	835,599
VMware Inc., Class A(a)	9,746	1,478,468
Workiva Inc.(a)	994	148,653
Zscaler Inc.(a)	9,590	3,057,867
Zuora Inc., Class A(a)(b)	8,057	176,126
		138,929,209
Technology Hardware, Storage & Peripherals — 5.5%
3D Systems Corp.(a)	5,525	155,584
Apple Inc.	126,117	18,892,327
HP Inc.	91,576	2,777,500
NetApp Inc.	16,284	1,454,161
Pure Storage Inc., Class A(a)	19,387	520,735
Western Digital Corp.(a)	21,853	1,142,693
		24,943,000
Total Common Stocks — 100.0%
(Cost: $321,504,572)		453,232,287

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	13,520,077	13,526,836
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	220,000	220,000
		13,746,836
Total Short-Term Investments — 3.0%
(Cost: $13,746,836)		13,746,836

Total Investments in Securities — 103.0%
(Cost: $335,251,408)		466,979,123

Other Assets, Less Liabilities — (3.0)%		(13,581,526)

Net Assets — 100.0%		$453,397,597

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Tech Breakthrough Multisector ETF
October 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,355,243	$7,171,593	(a)	$—		$—	$—	$13,526,836	13,520,077	$5,957	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	470,000	—		(250,000	)(a)	—	—	220,000	220,000	6		—
						$—	$—	$13,746,836		$5,963		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	1	12/17/21	$163	$638

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Tech Breakthrough Multisector ETF
October 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$453,232,287	$—	$—	$453,232,287
Money Market Funds	13,746,836	—	—	13,746,836
	$466,979,123	$—	$—	$466,979,123
Derivative financial instruments(a)
Assets
Futures Contracts	$638	$—	$—	$638

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS                    Non-Voting Shares

4